AMG Yacktman Global Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2024
	Shares	Value
Common Stocks - 80.3%
Communication Services - 13.3%
Alphabet, Inc., Class C (United States)*	6,000	$913,560
Bolloré SE (France)	2,750,000	18,373,239
Fox Corp., Class B (United States)	125,000	3,577,500
News Corp., Class A (United States)	30,000	785,400
Reading International, Inc., Class A (United States)*	320,000	588,800
The Walt Disney Co. (United States)	8,000	978,880

Total Communication Services		25,217,379
Consumer Discretionary - 11.6%
Car Mate Manufacturing Co., Ltd. (Japan)	52,500	321,839
Continental AG (Germany)	10,000	721,849
Daewon San Up Co., Ltd. (South Korea)	160,000	770,144
Dong Ah Tire & Rubber Co., Ltd. (South Korea)	200,000	1,788,872
HI-LEX Corp. (Japan)	730,000	8,212,161
Hyundai Home Shopping Network Corp. (South Korea)	120,000	4,651,698
Hyundai Mobis Co., Ltd. (South Korea)	25,000	4,853,443
Rinnai Corp. (Japan)	24,000	550,901

Total Consumer Discretionary		21,870,907
Consumer Staples - 5.0%
Associated British Foods PLC (United Kingdom)	40,000	1,262,035
Kenvue, Inc. (United States)	14,924	320,269
KT&G Corp. (South Korea)	80,000	5,568,073
Naked Wines PLC (United Kingdom)*	745,000	528,450
PepsiCo, Inc. (United States)	5,000	875,050
The Procter & Gamble Co. (United States)	5,500	892,375

Total Consumer Staples		9,446,252
Energy - 15.8%
Amplify Energy Corp. (United States)*	115,000	760,150
Canadian Natural Resources, Ltd. (Canada)	210,000	16,027,200
Mi Chang Oil Industrial Co., Ltd. (South Korea)	15,000	866,421
Total Energy Services, Inc. (Canada)	1,050,000	7,891,182
Unit Corp. (United States)[1]	120,000	4,440,000

Total Energy		29,984,953
Financials - 0.8%
The Charles Schwab Corp. (United States)	20,000	1,446,800
Health Care - 2.4%
BML, Inc. (Japan)	120,000	2,311,884
Johnson & Johnson (United States)	5,500	870,045
Kissei Pharmaceutical Co., Ltd. (Japan)	9,400	219,881
Medipal Holdings Corp. (Japan)	70,000	1,071,248

Total Health Care		4,473,058
	Shares	Value
Industrials - 24.3%
Ajis Co., Ltd. (Japan)	37,100	$618,823
Brenntag SE (Germany)	15,000	1,264,216
CB Industrial Product Holding Bhd (Malaysia)	10,500,000	3,172,406
Cie de L'Odet SE (France)	4,500	7,618,721
KFC, Ltd. (Japan)	31,900	315,460
Komelon Corp. (South Korea)	120,000	784,401
Ocean Wilsons Holdings, Ltd. (Bermuda)	350,000	6,228,710
Parker Corp. (Japan)	172,500	1,116,806
Sam Yung Trading Co., Ltd. (South Korea)	180,000	1,770,251
Samsung C&T Corp. (South Korea)	86,000	10,227,056
Sekisui Jushi Corp. (Japan)	140,000	2,173,194
Shinwa Co., Ltd./Nagoya (Japan)	100,000	1,810,537
U-Haul Holding Co. (United States)*,1	6,000	405,240
U-Haul Holding Co., Non-Voting Shares (United States)	60,000	4,000,800
Yuasa Trading Co., Ltd. (Japan)	130,000	4,542,503

Total Industrials		46,049,124
Information Technology - 3.8%
CAC Holdings Corp. (Japan)	240,000	2,967,489
Cognizant Technology Solutions Corp., Class A (United States)	10,000	732,900
Hochiki Corp. (Japan)	160,000	2,297,818
INFOvine Co., Ltd. (South Korea)	20,000	335,480
Microsoft Corp. (United States)	2,000	841,440

Total Information Technology		7,175,127
Materials - 3.3%
KISCO Holdings Co., Ltd. (South Korea)	70,000	1,182,090
Kohsoku Corp. (Japan)	90,000	1,363,130
Nihon Parkerizing Co., Ltd. (Japan)	250,000	2,013,456
The Pack Corp. (Japan)	70,000	1,738,952

Total Materials		6,297,628

Total Common Stocks (Cost $119,023,592)		151,961,228
Preferred Stocks - 16.0%
Consumer Discretionary - 3.7%
Hyundai Motor Co., 11.610% (South Korea)	60,000	7,049,577
Consumer Staples - 3.5%
Amorepacific Corp., 2.320% (South Korea)	25,000	677,809
LG Household & Health Care Co., Ltd., 2.070% (South Korea)	47,000	5,931,473

Total Consumer Staples		6,609,282
Industrials - 0.3%
Sebang Co., Ltd., 4.360% (South Korea)	106,126	595,961

AMG Yacktman Global Fund
Schedule of Portfolio Investments (continued)
	Shares	Value

Information Technology - 8.5%
Samsung Electronics Co., Ltd., 1.660% (South Korea)	320,000	$15,971,904

Total Preferred Stocks (Cost $26,994,734)		30,226,724

Principal Amount
Short-Term Investments - 1.8%
Joint Repurchase Agreements - 0.1%[2]
RBC Dominion Securities, Inc., dated 03/28/24, due 04/01/24, 5.330% total to be received $271,715 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 8.000%, 04/04/24 - 03/01/54, totaling $276,985)	$271,554	271,554

	Shares	Value
Other Investment Companies - 1.7%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.27%[3]	3,160,273	$3,160,273

Total Short-Term Investments (Cost $3,431,827)		3,431,827
Total Investments - 98.1% (Cost $149,450,153)		185,619,779
Other Assets, less Liabilities - 1.9%		3,609,614
Net Assets - 100.0%		$189,229,393

*	Non-income producing security.
[1]	Some of these securities, amounting to $269,658 or 0.1% of net assets, were out on loan to various borrowers and are collateralized by cash. See below for more information.
[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[3]	Yield shown represents the March 31, 2024, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

AMG Yacktman Global Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2024:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Industrials	$17,296,091	$28,753,033	—	$46,049,124
Energy	29,118,532	866,421	—	29,984,953
Communication Services	6,844,140	18,373,239	—	25,217,379
Consumer Discretionary	321,839	21,549,068	—	21,870,907
Consumer Staples	2,616,144	6,830,108	—	9,446,252
Information Technology	1,574,340	5,600,787	—	7,175,127
Materials	—	6,297,628	—	6,297,628
Health Care	870,045	3,603,013	—	4,473,058
Financials	1,446,800	—	—	1,446,800
Preferred Stocks
Information Technology	—	15,971,904	—	15,971,904
Consumer Discretionary	—	7,049,577	—	7,049,577
Consumer Staples	677,809	5,931,473	—	6,609,282
Industrials	595,961	—	—	595,961
Short-Term Investments
Joint Repurchase Agreements	—	271,554	—	271,554
Other Investment Companies	3,160,273	—	—	3,160,273
Total Investments in Securities	$64,521,974	$121,097,805	—	$185,619,779

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended March 31, 2024, there were no transfers in or out of Level 3.
The country allocation in the Schedule of Portfolio Investments at March 31, 2024, was as follows:
Country	% of Long-Term Investments
Bermuda	3.4
Canada	13.1
France	14.3
Germany	1.1
Japan	18.5
Malaysia	1.7
South Korea	34.6
United Kingdom	1.0
United States	12.3
100.0

AMG Yacktman Global Fund
Schedule of Portfolio Investments (continued)
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at March 31, 2024, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$269,658	$271,554	—	$271,554
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.